Note 8 - Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Investment Holdings [Text Block]
NOTE
8.
SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED, AT
FAIR VALUE

Classification of securities are as follows

As of September 30, 2016
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$101,000	-	-	$101,000
Municipal bonds	2,111,000	-	-	2,111,000
Restricted stock	-	$145,000	-	145,000
	$2,212,000	$145,000	$-	$2,357,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$298,000	$-	$-	$298,000

As of September 30, 2015
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$44,000	-	-	$44,000
Municipal bonds	638,000	-	-	638,000
Restricted stock	-	$205,000	-	205,000
	$682,000	$205,000	$-	$887,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$32,000	$-	$-	$32,000

Certain positions in common stock were received as compensation for investment banking services. Restricted common stock may
be freely traded only upon the effectiveness of a registration statement covering them or upon the satisfaction of the requirements of Rule
144,
including the requisite holding period.